Goodwill (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2017	$2,303	$13,693	$160	$16,156
Additions	82	–	–	82
Foreign currency translation adjustments and other	18	280	–	298

Carrying amount of goodwill as at October 31, 2018[2]	2,403	13,973	160	16,536
Additions	433	–	–	433
Foreign currency translation adjustments and other	(2)	(26)	–	(28)
Carrying amount of goodwill as at January 31, 2019[2]	$2,834	$13,947	$160	$16,941

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Impairment losses for the three months ended January 31, 2019 were nil (three months ended January 31, 2018 – nil), and accumulated impairment as at January 31, 2019 was nil (October 31, 2018 – nil).